Computation of Basic And Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Disclosure [Line Items]
Income attributable to holders of ordinary shares-basic and diluted	$ 112,158	$ 114,567	$ 86,584
Weighted-average ordinary shares outstanding used in computing basic earnings per share	563,813,578	567,316,438	568,366,612
Plus: shares attributable to convertible notes, if converted			2,488,636
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	12,777,793	14,707,163	11,523,501
Shares used in calculating diluted earnings per share	576,591,371	582,023,601	582,378,749
Basic earnings per share	$ 0.20	$ 0.20	$ 0.15
Diluted earnings per share	$ 0.19	$ 0.20	$ 0.15